UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23268

 NAME OF REGISTRANT:                     Highland Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Highland Capital Management
                                         Fund Advisors, L.P.
                                         300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          214-276-6300

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


Highland Income Fund
--------------------------------------------------------------------------------------------------------------------------
 HEALTHCARE REALTY TRUST INCORPORATED                                                        Agenda Number:  935572772
--------------------------------------------------------------------------------------------------------------------------
        Security:  421946104
    Meeting Type:  Annual
    Meeting Date:  10-May-2022
          Ticker:  HR
            ISIN:  US4219461047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Todd J. Meredith                                          Mgmt          For                            For
       John V. Abbott                                            Mgmt          For                            For
       Nancy H. Agee                                             Mgmt          For                            For
       Edward H. Braman                                          Mgmt          For                            For
       Ajay Gupta                                                Mgmt          For                            For
       James J. Kilroy                                           Mgmt          For                            For
       Peter F. Lyle, Sr.                                        Mgmt          For                            For
       John Knox Singleton                                       Mgmt          For                            For
       Christann M. Vasquez                                      Mgmt          For                            For

2.     To ratify the appointment of BDO USA, LLP                 Mgmt          For                            For
       as the independent registered public
       accounting firm for the Company and its
       subsidiaries for the Company's 2022 fiscal
       year.

3.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, the following resolution: RESOLVED,
       that the shareholders of Healthcare Realty
       Trust Incorporated approve, on a
       non-binding advisory basis, the
       compensation of the Named Executive
       Officers as disclosed pursuant to Item 402
       of Regulation S-K in the Company's proxy
       statement for the 2022 Annual Meeting of
       Shareholders.




--------------------------------------------------------------------------------------------------------------------------
 HIGHLAND FUNDS                                                                              Agenda Number:  935597243
--------------------------------------------------------------------------------------------------------------------------
        Security:  43010T104
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2022
          Ticker:  HGLB
            ISIN:  US43010T1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Ethan Powell                                              Mgmt          For                            For
       Bryan A. Ward                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INDEPENDENCE REALTY TRUST, INC.                                                             Agenda Number:  935503335
--------------------------------------------------------------------------------------------------------------------------
        Security:  45378A106
    Meeting Type:  Special
    Meeting Date:  13-Dec-2021
          Ticker:  IRT
            ISIN:  US45378A1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the issuance of Independence                   Mgmt          For                            For
       Realty Trust, Inc. ("IRT") common stock in
       connection with the transactions
       contemplated by the Agreement and Plan of
       Merger, dated as of July 26, 2021, by and
       among IRT, Independence Realty Operating
       Partnership, LP, IRSTAR Sub, LLC, Steadfast
       Apartment REIT, Inc. and Steadfast
       Apartment REIT Operating Partnership, L.P.
       (the "Merger Issuance Proposal").

2.     To approve one or more adjournments of the                Mgmt          For                            For
       IRT special meeting to another date, time
       or place, if necessary or appropriate, to
       solicit additional proxies in favor of the
       Merger Issuance Proposal.




--------------------------------------------------------------------------------------------------------------------------
 INDEPENDENCE REALTY TRUST, INC.                                                             Agenda Number:  935570526
--------------------------------------------------------------------------------------------------------------------------
        Security:  45378A106
    Meeting Type:  Annual
    Meeting Date:  18-May-2022
          Ticker:  IRT
            ISIN:  US45378A1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Scott F. Schaeffer                  Mgmt          For                            For

1b.    Election of Director: Stephen R. Bowie                    Mgmt          For                            For

1c.    Election of Director: Ned W. Brines                       Mgmt          For                            For

1d.    Election of Director: Richard D. Gebert                   Mgmt          For                            For

1e.    Election of Director: Melinda H. McClure                  Mgmt          For                            For

1f.    Election of Director: Ella S. Neyland                     Mgmt          For                            For

1g.    Election of Director: Thomas H. Purcell                   Mgmt          For                            For

1h.    Election of Director: Ana Marie del Rio                   Mgmt          For                            For

1i.    Election of Director: DeForest B. Soaries,                Mgmt          For                            For
       Jr.

1j.    Election of Director: Lisa Washington                     Mgmt          For                            For

2.     The Board of Directors recommends: a vote                 Mgmt          For                            For
       FOR ratification of the appointment of KPMG
       LLP as the Company's independent registered
       public accounting firm for the year ending
       December 31, 2022.

3.     The Board of Directors recommends: a vote                 Mgmt          For                            For
       FOR the advisory, non- binding vote to
       approve the Company's executive
       compensation.

4.     The Board of Directors recommends: a vote                 Mgmt          For                            For
       FOR the adoption of the Company's 2022 Long
       Term Incentive plan.




--------------------------------------------------------------------------------------------------------------------------
 LORAL SPACE & COMMUNICATIONS INC.                                                           Agenda Number:  935471160
--------------------------------------------------------------------------------------------------------------------------
        Security:  543881106
    Meeting Type:  Special
    Meeting Date:  23-Aug-2021
          Ticker:  LORL
            ISIN:  US5438811060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Considering and voting on the adoption of                 Mgmt          For                            For
       the Transaction Agreement (the "Transaction
       Proposal").

2.     Acting upon a proposal to adjourn the Loral               Mgmt          For                            For
       Stockholder Meeting, if necessary or
       appropriate, to solicit additional proxies
       for the Loral Stockholder Meeting to adopt
       the Transaction Agreement in accordance
       with the terms of the Transaction Agreement
       (the "Adjournment Proposal").

3.     Acting upon a proposal to approve, by                     Mgmt          For                            For
       non-binding, advisory vote, the
       compensation that may be paid or become
       payable to the Loral named executive
       officers in connection with the Transaction
       (the "Officer Compensation Proposal").




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT FUNDS                                                                              Agenda Number:  935597217
--------------------------------------------------------------------------------------------------------------------------
        Security:  65340G205
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2022
          Ticker:  NXDT
            ISIN:  US65340G2057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Bryan A. Ward                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT REAL ESTATE FINANCE, INC.                                                          Agenda Number:  935607335
--------------------------------------------------------------------------------------------------------------------------
        Security:  65342V101
    Meeting Type:  Annual
    Meeting Date:  10-May-2022
          Ticker:  NREF
            ISIN:  US65342V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: James Dondero

1b.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Brian Mitts

1c.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Edward Constantino

1d.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Scott Kavanaugh

1e.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Arthur Laffer

1f.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Catherine Wood

2.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm for 2022.




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT RESIDENTIAL TRUST, INC.                                                            Agenda Number:  935607323
--------------------------------------------------------------------------------------------------------------------------
        Security:  65341D102
    Meeting Type:  Annual
    Meeting Date:  10-May-2022
          Ticker:  NXRT
            ISIN:  US65341D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: James Dondero

1b.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Brian Mitts

1c.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Edward Constantino

1d.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Scott Kavanaugh

1e.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Arthur Laffer

1f.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Catherine Wood

2.     Advisory Vote on Executive Compensation: to               Mgmt          For                            For
       approve, on an advisory basis, the
       compensation of our named executive
       officers.

3.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm for 2022.





--------------------------------------------------------------------------------------------------------------------------
 WASHINGTON REAL ESTATE INVESTMENT TRUST                                                     Agenda Number:  935604783
--------------------------------------------------------------------------------------------------------------------------
        Security:  939653101
    Meeting Type:  Annual
    Meeting Date:  26-May-2022
          Ticker:  WRE
            ISIN:  US9396531017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Trustee: Jennifer S. Banner                   Mgmt          For                            For

1.2    Election of Trustee: Benjamin S. Butcher                  Mgmt          For                            For

1.3    Election of Trustee: William G. Byrnes                    Mgmt          For                            For

1.4    Election of Trustee: Edward S. Civera                     Mgmt          For                            For

1.5    Election of Trustee: Ellen M. Goitia                      Mgmt          For                            For

1.6    Election of Trustee: Paul T. McDermott                    Mgmt          For                            For

1.7    Election of Trustee: Thomas H. Nolan, Jr.                 Mgmt          For                            For

1.8    Election of Trustee: Vice Adm. Anthony L.                 Mgmt          For                            For
       Winns (RET.)

2.     To consider and vote on a non-binding,                    Mgmt          For                            For
       advisory basis upon the compensation of the
       named executive officers (say-on-pay)

3.     To consider and vote upon ratification of                 Mgmt          For                            For
       the appointment of Ernst & Young LLP as our
       independent registered public accounting
       firm for 2022



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Highland Income Fund
By (Signature)       /s/ Stephanie Vitiello
Name                 Stephanie Vitiello
Title                Secretary
Date                 08/18/2022